Liquidity and Capital Resources (Details) - USD ($) $ in Millions				1 Months Ended	3 Months Ended
	May 10, 2023	Mar. 06, 2023	Nov. 11, 2022	Feb. 28, 2023	Mar. 31, 2023	May 08, 2023	Mar. 23, 2023	Feb. 03, 2023	Aug. 14, 2022	Jul. 12, 2021
Liquidity and Capital Resources (Details) [Line Items]
Going concern period					1 year
Accumulated deficit					$ 3,470.1
Aggregate principal										$ 1.2
SPA Notes [Member] | Notes Payable, Other Payables [Member]
Liquidity and Capital Resources (Details) [Line Items]
Amount committed		$ 267.0
Proceeds from issuance of debt		220.3
Proceeds, net of original issuance discount		$ 193.3
Aggregate principal							$ 25.0	$ 135.0	$ 25.0
SPA Notes [Member] | Senyun And Purchase Affiliated With ATW Partners LLC [Member] | Notes Payable, Other Payables [Member]
Liquidity and Capital Resources (Details) [Line Items]
Proceeds from issuance of debt				$ 38.0
Proceeds, net of original issuance discount				$ 32.9
Percent of option to purchase additional securities exercised				20.00%
Liquidity and Capital Resources [Member]
Liquidity and Capital Resources (Details) [Line Items]
Going concern period					1 year
Standby Equity Purchase Agreement [Member]
Liquidity and Capital Resources (Details) [Line Items]
Option to increase commitment amount			$ 350.0
Agreement term			3 years
Common Class A [Member] | Standby Equity Purchase Agreement [Member]
Liquidity and Capital Resources (Details) [Line Items]
Commitment amount			$ 200.0
Subsequent Event [Member] | Unsecured SPA Notes [Member] | Notes Payable, Other Payables [Member]
Liquidity and Capital Resources (Details) [Line Items]
Proceeds from issuance of debt	$ 3.3
Proceeds, net of original issuance discount	$ 3.0
Subsequent Event [Member] | Unsecured SPA Notes [Member] | Metaverse Horizon Limited and V W Investment Holding Limited [Member]
Liquidity and Capital Resources (Details) [Line Items]
Aggregate principal						$ 100.0
Subsequent Event [Member] | Unsecured SPA Notes [Member] | Metaverse Horizon Limited and V W Investment Holding Limited [Member] | Notes Payable, Other Payables [Member]
Liquidity and Capital Resources (Details) [Line Items]
Aggregate principal						$ 100.0
Related Party Notes, China, Due On Demand [Member] | Affiliated Entity [Member] | Chongqing Leshi Small Loan Co., Ltd. [Member]
Liquidity and Capital Resources (Details) [Line Items]
Principal balance					$ 4.7